UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington D.C.  20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Origin Capital Management LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA 94104

Form 13F File Number:    28-06301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Nicholas A. Castoria
Title:         Chief Financial Officer
Phone:         415-277-5592

Signature, Place and Date of Signing:

Nicholas A. Castoria          San Francisco, CA        November 14, 2007

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      94

Form 13F Information Table Value Total:      125,888 x 1,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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

NAME OF ISSUER            TITLE             VALUE           SH/    PUT/ INV.  OTHE   VOTING
                          OF     CUSIP      X1000   SHARES  PRN    CALL DISC  R       AUTH
                          CLASS                                               MGR
                                                                                    SOLE

BAUSCH & LOMB             COM    071707103  270     2,612   SH          SOLE        4,217
WELLCARE HEALTH PLANS     COM    94946T106  226     3,430   SH          SOLE        2,142
INC
BECTON DICKINSON & CO     COM    075887109  264     3,840   SH          SOLE        3,220
HOLOGIC INC               COM    436440101  229     4,100   SH          SOLE        3,750
ASSURANT                  COM    04621X108  304     4,237   SH          SOLE        5,690
OMRIX BIOPHARMACEUTICALS  COM    681989109  235     4,657   SH          SOLE        6,660
INC
NBI INDEX                 COM    464287556  595     5,400   SH          SOLE        7,170
LCA-VISION INC            COM    501803308  212     5,900   SH          SOLE        7,220
LIFEPOINT HOSPITALS INC.  COM    53219L109  254     8,117   SH          SOLE        8,480
ALLSCRIPTS HEALTHCARE     COM    01988P108  260     9,800   SH          SOLE        9,627
SOLUTIONS
VARIAN MEDICAL SYSTEMS    COM    92220P105  412     10,030  SH          SOLE        9,827
COVENTRY HEALTHCARE       COM    222862104  625     10,257  SH          SOLE        10,040
BIOCRYST PHARMACEUTICALS  COM    09058V103  74      10,430  SH          SOLE        10,240
INC
IMPAX LABORATORIES INC    COM    45256B101  121     10,540  SH          SOLE        10,350
BRUKER BIOSCIENCES        COM    116794108  94      10,600  SH          SOLE        10,650
MENTOR CORPORATION        COM    587188103  492     10,880  SH          SOLE        10,690
TRIMERIS INC              COM    896263100  85      11,250  SH          SOLE        10,930
OPTIMER PHARMACEUTICALS   COM    68401H104  91      11,560  SH          SOLE        11,010
INC
ANGIODYNAMICS INC.        COM    03475V101  211     11,590  SH          SOLE        11,171
VERTEX PHARMACEUTICALS    COM    92532F100  442     11,670  SH          SOLE        11,520
INC
MERGE TECHNOLOGIES        COM    589981109  51      11,680  SH          SOLE        11,610
KINETIC CONCEPTS          COM    49460W208  660     11,700  SH          SOLE        11,720
REHABCARE GROUP INC       COM    759148109  206     11,800  SH          SOLE        11,732
CMN
NOVEN PHARMACEUTICALS     COM    670009109  227     11,900  SH          SOLE        14,260
INC
DEXCOM INC                COM    252131107  146     12,000  SH          SOLE        14,560
PHARMACEUTICAL RESOURCES  COM    69888P106  277     12,100  SH          SOLE        14,938
INC
NPS PHARMACEUTICALS INC   COM    62936P103  87      12,100  SH          SOLE        15,181
DEPOMED INC               COM    249908104  33      12,200  SH          SOLE        15,860
ADVANCED MEDICAL OPTICS   COM    00763M108  493     12,400  SH          SOLE        16,130
VIROPHAMA INCORPORATED    COM    928241108  146     12,400  SH          SOLE        16,360
MOLINA HEALTHCARE         COM    60855R100  596     12,600  SH          SOLE        16,440
SEQUENOM INC              COM    817337405  127     12,600  SH          SOLE        17,730
ORCHID BIOSCIENCES        COM    68573C107  105     13,600  SH          SOLE        18,770
ELI LILLY & CO            COM    532457108  1,072   13,800  SH          SOLE        18,833
OXIGENE                   COM    691828107  68      13,900  SH          SOLE        19,330
NUVELO INC                COM    67072M301  40      14,012  SH          SOLE        19,532
STEMCELLS                 COM    85857R105  41      14,200  SH          SOLE        19,540
HEALTH MANAGEMENT         COM    421933102  146     14,627  SH          SOLE        21,100
ASSOCIATES INC
KING PHARMACEUTICALS      COM    495582108  256     14,978  SH          SOLE        21,803
CELGENE CORP              COM    151020104  1,610   15,300  SH          SOLE        22,578
DIGIRAD CORP              COM    253827109  76      15,400  SH          SOLE        23,400
DELCATH SYSTEMS INC       COM    24661P104  85      15,491  SH          SOLE        23,610
ILLUMINA INC              COM    452327109  1,236   15,700  SH          SOLE        23,820
DUSA PHARMACEUTICALS INC  COM    266898105  59      15,970  SH          SOLE        27,160
HOSPIRA                   COM    441060100  1,179   16,060  SH          SOLE        28,440
TENET HEALTHCARE CORP     COM    88033G100  103     16,110  SH          SOLE        30,743
SCICLONE PHARMACEUTICALS  COM    80862K104  60      16,400  SH          SOLE        30,860
INC
CVS CORPORATION           COM    126650100  1,274   17,430  SH          SOLE        32,152
VALEANT PHARMACEUTICALS   COM    91911X104  502     17,600  SH          SOLE        32,450
CYTOKINETICS INC          COM    23282W100  176     17,900  SH          SOLE        34,380
TITAN PHARMACEUTICALS     COM    888314101  80      18,290  SH          SOLE        36,500
INC
HEALTHTRONICS INC         COM    42222L107  188     18,500  SH          SOLE        36,930
BAXTER INTL INC           COM    071813109  2,124   18,600  SH          SOLE        37,738
CV THERAPEUTICS INC       COM    126667104  339     18,700  SH          SOLE        37,770
NUCRYST PHARMACEUTICALS   COM    67035Q100  119     19,500  SH          SOLE        38,160
CORP
THIRD WAVE TECHNOLOGIES   COM    88428W108  331     19,800  SH          SOLE        38,390
NEUROCRINE BIOSCIENCES    COM    64125C109  397     20,000  SH          SOLE        39,660
INC
AMGEN INC                 COM    031162100  2,281   20,180  SH          SOLE        40,320
BRISTOL MYERS SQUIBB      COM    110122108  1,178   20,370  SH          SOLE        40,870
HELICOS BIOSCIENCES       COM    42326R109  360     20,940  SH          SOLE        41,340
CORP.
CORCEPT THERAPEUTICS      COM    218352102  211     21,300  SH          SOLE        42,980
DISCOVERY LABORATORIES    COM    254668106  118     21,500  SH          SOLE        43,836
INC
MERCK & CO., INC.         COM    589331107  2,379   21,800  SH          SOLE        46,029
Halozyme Therapeutics     COM    40637H109  428     21,850  SH          SOLE        49,264
Inc
PENWEST PHARMACEUTICALS   COM    709754105  555     22,580  SH          SOLE        50,375
INC.
WATSON PHARMACEUTICALS    COM    942683103  1,639   22,782  SH          SOLE        50,589
INC
OSCIENT PHARMACEUTICALS   COM    68812R303  131     23,300  SH          SOLE        50,770
ARRAY BIOPHARMA INC       COM    04269X105  572     24,800  SH          SOLE        50,951
GILEAD SCIENCES INC.      COM    375558103  2,260   25,283  SH          SOLE        55,306
OSI PHARMACEUTICAL RTS    COM    671040111  0       26,710  SH          SOLE        56,390
SCHERING PLOUGH 1/20/08   COM    8066059AD  675     26,750  SH          SOLE        57,000
20 CALL
MYLAN LABORATORIES        COM    628530107  961     26,848  SH          SOLE        60,220
PDL BIOPHARMA INC         COM    69329Y104  1,369   27,832  SH          SOLE        63,360
ANADYS PHARMACEUTICALS    COM    03252Q408  142     28,120  SH          SOLE        69,120
RENOVIS, INC              COM    759885106  272     28,700  SH          SOLE        70,380
PFIZER INC.               COM    717081103  1,851   28,721  SH          SOLE        75,762
VERICHIP                  COM    92342V105  314     29,397  SH          SOLE        78,180
ZILA INC                  COM    989513205  94      30,000  SH          SOLE        81,344
ENCYSIVE PHARMACEUTICALS  COM    29256X107  138     30,800  SH          SOLE        91,200
INC
SCHERING PLOUGH           COM    806605101  3,030   31,196  SH          SOLE        95,783
MEMORY PHARMACEUTICALS    COM    58606R403  198     32,470  SH          SOLE        111,410
MONOGRAM BIOSCIENCES INC  COM    60975U108  178     32,490  SH          SOLE        124,160
INSMED INC                COM    457669208  95      34,600  SH          SOLE        137,372
GENENTECH INC.            COM    368710406  11,466  34,949  SH          SOLE        146,965
AVANIR PHARMACEUTICALS-   COM    05348P401  347     35,306  SH          SOLE        162,139
CL A
THERMO FISHER SCIENTIFIC  COM    883556102  10,347  38,647  SH          SOLE        179,261
INC
NBI INDEX  10/19/07 85    COM    4642879JQ  103     41,358  SH          SOLE        179,700
Call
BIOGEN IDEC INC           COM    09062X103  12,792  42,600  SH          SOLE        192,847
AMYLIN PHARMACEUTICALS    COM    032346108  10,386  44,272  SH          SOLE        207,710
INC
BIOTECH HOLDRS TRUST      COM    09067D9JP  312     47,200  SH          SOLE        260,000
10/19/07 180 CALL
TEVA PHARMACEUTICAL IND   COM    881624209  12,530  50,020  SH          SOLE        281,765
LTD
ENDO PHARMACEUTICALS      COM    29264F205  10,504  51,106  SH          SOLE        338,733
HOLDINGS INC
ASSISTED LIVING CONCEPTS  COM    04544X102  6,813   51,500  SH          SOLE        745,370
INC
HUMAN GENOME SCIENCES     COM    444903108  8,587   54,095  SH          SOLE        834,516
INC



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